SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of basis of preparation [Abstract]
Schedule of Impacts Arising from the Adoption of IFRS 16

The impacts arising from the adoption of IFRS 16 as of January 1, 2019 are as follows:

Increase
CNY

Assets
Increase in right-of-use assets	1,803

Increase in total assets	1,803

Liabilities
Increase in the non-current portion of lease liabilities	593
Increase in the current portion of lease liabilities	1,210

Increase in total liabilities	1,803

Schedule of Lease Liabilities Reconciled to the Operating Lease Commitments

The lease liabilities as of January 1, 2019 reconciled to the operating lease commitments as of December 31, 2018 are as follows:

CNY

Operating lease commitments as of December 31, 2018	1,891
Weighted average incremental borrowing rate as of January 1, 2019	4.75%

Discounted operating lease commitments as of January 1, 2019	1,803

Lease liabilities as of January 1, 2019	1,803

Schedule of Estimated Useful Life

Estimated useful lives are as follows:

Buildings	8 - 35 years
Machinery and equipment	3 - 15 years
Motor vehicles	4 - 8 years

Right-of-use assets are depreciated on a straight-line basis over the shorter of the lease terms and the estimated useful lives of the assets as follows:

Buildings	1 - 5 years